RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)										3 Months Ended		9 Months Ended		12 Months Ended
	May 09, 2024	Mar. 05, 2024	Jan. 10, 2024	Jan. 09, 2024	Dec. 21, 2023	Aug. 18, 2023	Feb. 11, 2022	Dec. 18, 2021	Feb. 16, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Description of exceptions for transfer assign or sell founder shares												(A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.		(A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property
Interest expense debt														$ 8,966
Due to affiliate										$ 328,939		$ 328,939		238,939	122,689
Sponsor fund														155,848
General and administrative expense										630,772	$ 324,742	3,654,462	$ 937,554	1,340,168	976,345
Aspire Biopharma Inc [Member]
Related Party Transaction [Line Items]
Aggregate purchase price												257,645				$ 79,500
Interest expense debt
Sponsor contribution												257,484			979,850
Due to affiliate										178,661		178,661		119,081	43,180
Outstanding balance of related party note														0
Convertible debt										0		0		0
General and administrative expense										218,938	50,760	438,015	209,736	246,896	375,692
Loan And Transfer Agreementt [Member]
Related Party Transaction [Line Items]
Loan costs				$ 50,000	$ 250,000
Funded amount				$ 50,000	250,000
Loan And Transfer Agreement [Member]
Related Party Transaction [Line Items]
Loan costs			$ 150,000
Funded amount					$ 250,000
Payments for loans	$ 500,000		$ 150,000
Loans Payable										500,000		500,000
First Subscription Agreement [Member]
Related Party Transaction [Line Items]
Sponsor contribution		$ 1,000,000
Second Subscription Agreements [Member]
Related Party Transaction [Line Items]
Loan costs	$ 500,000
Sponsor [Member]
Related Party Transaction [Line Items]
Amortization of the debt discount														143,464
Interest expense debt														8,966
Sponsor fund														155,848
Sponsor And Ssvk Associates Llc [Member]
Related Party Transaction [Line Items]
Amortization of the debt discount												0		143,464
Interest expense debt										0		229,919
Sponsor And Ssvk Associates Llc [Member] | Loan And Transfer Agreement [Member]
Related Party Transaction [Line Items]
Borrowings										250,000		250,000		155,848
Sponsor And Apogee Pharma [Member]
Related Party Transaction [Line Items]
Amortization of the debt discount												12,930		0
Interest expense debt										8,496		170,071
Sponsor And Apogee Pharma [Member] | Loan And Transfer Agreement [Member]
Related Party Transaction [Line Items]
Borrowings										199,214		199,214		0
Officers And Directors [Member] | Aspire Biopharma Inc [Member]
Related Party Transaction [Line Items]
Credit card advances and short-term non-interest bearing loans										531,061		531,061		181,061	27,967
General and administrative expense														60,000	100,000
Two Shareholders [Member] | Aspire Biopharma Inc [Member]
Related Party Transaction [Line Items]
[custom:ShorttermNoninterestBearingWorkingCapitalLoanPayable-0]										322,052		322,052		179,575
Officers and Directors Employees and Shareholders [Member] | Aspire Biopharma Inc [Member]
Related Party Transaction [Line Items]
Convertible debt										0		0		0
Accrued interest payable										$ 0		0		0
Shareholders Officer and Director [Member] | Aspire Biopharma Inc [Member]
Related Party Transaction [Line Items]
Short-term non-interest bearing working capital loans payable														179,575	0
Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Share dividend							1.11111111
Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Aggregate number of shares owned							7,187,500
Founder Shares [Member] | Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares issued									8,625,000
Aggregate purchase price									$ 25,000
Shares surrendered								2,156,250
Aggregate number of shares owned								6,468,750
Founder Shares [Member] | New Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Number of shares issued						6,834,333
Exercise price of warrant						$ 1.00
Founder Shares [Member] | New Sponsor [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Number of shares issued						4,317,500
Related Party Loans [Member]
Related Party Transaction [Line Items]
Loan conversion agreement warrant												$ 1,500,000		$ 1,500,000
Conversion price of warrant										$ 1.50		$ 1.50		$ 1.50
Aggregate loan amount to cover expenses									$ 300,000
Outstanding balance of related party note														$ 0	0	$ 238,596
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Outstanding balance of related party note										$ 449,214		$ 449,214		250,000
Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Expenses per month												10,000		10,000
Expenses incurred										$ 30,000	$ 90,000	$ 30,000	$ 90,000	120,000	100,000
Loan And Transfer Agreement [Member]
Related Party Transaction [Line Items]
Sponsor fund														155,848
Loan And Transfer Agreement [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Funded amount														250,000
Borrowings														$ 155,848	$ 0